4b. Investments	12 Months Ended
Dec. 31, 2011
Schedule of Investments [Abstract]
4b. Investments
Note 6 - Investments

On May 11, 2011 we acquired a 10% interest in iCandy, Inc. ("ICI"), and a 10% interest in iCandy Burlesque, Inc. ("ICB"), Nevada entertainment companies that develop and operate a variety of entertainment shows in the United States, primarily in casinos within Las Vegas, NV and Atlantic City, NJ. We acquired the interests in exchange for $25,499 that was in turn spent on the development of a promotional video that will be distributed on our website. In addition, we agreed to pay a license fee of 20% of the adjusted gross revenues that we earn from the distribution and sales related to the promotional video content. No such revenues have been earned to date.

During the year ended December 31, 2011, we determined that our cost-method investment in iCandy, Inc. was impaired largely due to the current economic environment and changing business conditions from the time of the initial investment. As a result, we recorded charges of $25,499 in our statement of operations for the year ended December 31, 2011 to write-off our investment in iCandy, Inc.